Financial Instruments and Fair Value Measurements - Measured on a Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	$ 935	$ 0
Interest rate swaps-liability position	(77,624)
Total	(76,689)	(92,752)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	0
Interest rate swaps-liability position	0
Total	0
Significant other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	935
Interest rate swaps-liability position	(77,624)
Total	(76,689)
Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	0
Interest rate swaps-liability position	0
Total	$ 0